CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Predecessor	Common shares	Common shares Predecessor	Additional paid in capital	Additional paid in capital Predecessor	Accumulated other comprehensive income/(loss)	Accumulated other comprehensive income/(loss) Predecessor	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2020			0	10,000,000
Beginning balance at Dec. 31, 2020	$ (3,140,000)				$ 0	$ 3,504,000	$ (26,000)		$ (6,628,000)
Net income	(587,000)
Net loss from continuing operations	(572,000)								(572,000)
Net income/(loss) after tax from discontinued operations	(15,000)								(15,000)
Other comprehensive loss from discontinued operations	$ 11,000						11,000
Ending balance (in shares) at Dec. 31, 2021	100,384,435		0	10,000,000
Ending balance at Dec. 31, 2021	$ (3,716,000)				0	3,504,000	(15,000)		(7,215,000)
Net income	3,706,000
Other comprehensive loss from continuing operations	1,000						1,000
Recycling of PES AOCI on deconsolidation	16,000						16,000
Net loss from continuing operations	3,739,000								3,739,000
Net income/(loss) after tax from discontinued operations	(33,000)								(33,000)
Other comprehensive loss from discontinued operations	$ (3,000)						(3,000)
Stock issued during period (in shares)	49,999,998
Issuance of Successor common stock	$ 1,495,000			$ 500	1,499,000				(4,000)
Cancellation of predecessor equity (in shares)	(100,384,435)			(10,000,000)
Cancellation of Predecessor equity	$ 0			$ (10,038)		(3,504,000)	1,000		3,513,000
Ending balance (in shares) at Feb. 22, 2022	49,999,998		0	0
Ending balance at Feb. 22, 2022	$ 1,499,000	$ (3,809,000)			1,499,000	0	0	$ (1,000)	0
Stock issued during period (in shares)	49,999,998
Ending balance (in shares) at Feb. 23, 2022	49,999,998		0	0
Ending balance at Feb. 23, 2022	$ 1,499,000				1,499,000	0	0		0
Beginning balance (in shares) at Feb. 22, 2022	49,999,998		0	0
Beginning balance at Feb. 22, 2022	$ 1,499,000	$ (3,809,000)			1,499,000	0	0	$ (1,000)	0
Net income	201,000
Other comprehensive loss from continuing operations	2,000						2,000
Net loss from continuing operations	(73,000)								(73,000)
Net income/(loss) after tax from discontinued operations	$ 274,000								274,000
Ending balance (in shares) at Dec. 31, 2022	49,999,998		0	0
Ending balance at Dec. 31, 2022	$ 1,702,000				1,499,000	0	2,000		201,000
Net income	300,000								300,000
Shares issued on closing of Aquadrill acquisition	1,244,000		$ 1,000		1,243,000
Net loss from continuing operations	300,000
Net income/(loss) after tax from discontinued operations	0
Share issuance costs	(4,000)				(4,000)
Share repurchased and cancelled	(267,000)		$ (58)		(267,000)
Other comprehensive loss	(1,000)						(1,000)
Share-based compensation charge	$ 9,000				9,000
Ending balance (in shares) at Dec. 31, 2023	74,048,962		1,000,000	0
Ending balance at Dec. 31, 2023	$ 2,983,000				$ 2,480,000	$ 0	$ 1,000		$ 501,000